UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1, 2016 – December 31, 2016

Item 1.  Schedule of Investments.

Schedule of Investments
CornerCap Balanced Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (58.0%)
Aerospace & Defense (0.6%)
United Technologies Corp.	1,560	$171,007

Auto Manufacturers (0.6%)
General Motors Co.	5,355	186,568

Banks (5.6%)
Capital One Financial Corp.	1,995	174,044
Citigroup, Inc.	2,820	167,593
Fifth Third Bancorp	6,425	173,282
Huntington Bancshares, Inc.	15,540	205,439
JPMorgan Chase & Co.	2,445	210,979
SunTrust Banks, Inc.	3,210	176,069
The Bank of New York Mellon Corp.	3,740	177,201
U.S. Bancorp	3,785	194,435
Wells Fargo & Co.	3,230	178,005
		1,657,047
Biotechnology (1.6%)
Amgen, Inc.	1,140	166,680
Biogen, Inc.(a)	610	172,984
Gilead Sciences, Inc.	1,830	131,046
		470,710
Building Materials (1.7%)
DR Horton, Inc.	6,165	168,490
Lennar Corp., Class A	4,095	175,798
The Home Depot, Inc.	1,240	166,259
		510,547
Chemicals (1.8%)
Celanese Corp., Class A	2,300	181,102
Eastman Chemical Co.	2,325	174,863
LyondellBasell Industries NV, Class A	1,930	165,556
		521,521
Commercial Services (0.6%)
FleetCor Technologies, Inc.(a)	1,245	176,192

Computers (2.8%)
Accenture PLC, Class A	1,505	176,281
Apple, Inc.	1,500	173,730
Cognizant Technology Solutions Corp., Class A(a)	2,690	150,721
NetApp, Inc.	4,730	166,827
Xerox Corp.	16,635	145,223
		812,782

Schedule of Investments
CornerCap Balanced Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (3.2%)
Alliance Data Systems Corp.	750	$171,375
Ally Financial, Inc.	9,165	174,318
American Express Co.	2,800	207,424
Discover Financial Services	3,280	236,455
Raymond James Financial, Inc.	2,385	165,209
		954,781
Electric (0.6%)
FirstEnergy Corp.	5,640	174,671

Electronics (0.6%)
Corning, Inc.	7,135	173,166

Food (1.8%)
Campbell Soup Co.	2,895	175,061
Dr. Pepper Snapple Group, Inc.	1,985	179,980
The J.M. Smucker Co.	1,375	176,082
		531,123
Forest Products & Paper (0.6%)
International Paper Co.	3,165	167,935

Hand & Machine Tools (1.2%)
Snap-on, Inc.	1,055	180,690
Stanley Black & Decker, Inc.	1,620	185,798
		366,488
Healthcare Products (1.2%)
Thermo Fisher Scientific, Inc.	1,260	177,786
Zimmer Biomet Holdings, Inc.	1,710	176,472
		354,258
Healthcare Services (2.3%)
Centene Corp.(a)	2,625	148,339
HCA Holdings, Inc.(a)	2,440	180,609
Laboratory Corp. of America Holdings(a)	1,280	164,326
Universal Health Services, Inc., Class B	1,645	174,995
		668,269
Home Furnishings (0.6%)
Whirlpool Corp.	950	172,682

Insurance (4.7%)
Aetna, Inc.	1,390	172,374
Aflac, Inc.	2,730	190,008
CNA Financial Corp.	4,280	177,620
Everest Re Group, Ltd.	795	172,038

Schedule of Investments
CornerCap Balanced Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Insurance (4.7%)(continued)
Lincoln National Corp.	2,630	$174,290
Principal Financial Group, Inc.	2,790	161,429
Prudential Financial, Inc.	1,590	165,455
The Travelers Cos., Inc.	1,475	180,570
		1,393,784
Leisure Time (0.6%)
Carnival Corp.	3,330	173,360

Lodging (0.6%)
Wyndham Worldwide Corp.	2,460	187,870

Media (0.7%)
Comcast Corp., Class A	2,755	190,233

Mining (0.6%)
Newmont Mining Corp.	5,020	171,031

Miscellaneous Manufacturing (1.3%)
Eaton Corp. PLC	2,880	193,219
Ingersoll-Rand PLC	2,510	188,351
		381,570
Oil & Gas (4.6%)
Cabot Oil & Gas Corp.	7,760	181,273
Chevron Corp.	1,760	207,152
Diamondback Energy, Inc.(a)	1,725	174,328
Exxon Mobil Corp.	2,045	184,582
Marathon Oil Corp.	11,025	190,843
Marathon Petroleum Corp.	3,805	191,582
Valero Energy Corp.	3,175	216,916
		1,346,676
Packaging & Containers (0.6%)
Sealed Air Corp.	3,690	167,305

Pharmaceuticals (4.0%)
AbbVie, Inc.	2,820	176,588
AmerisourceBergen Corp.	2,220	173,582
Cardinal Health, Inc.	2,085	150,057
Express Scripts Holding Co.(a)	2,540	174,727
McKesson Corp.	1,175	165,029
Merck & Co., Inc.	2,820	166,013
Pfizer, Inc.	5,410	175,717
		1,181,713

Schedule of Investments
CornerCap Balanced Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Retail (2.0%)
CVS Health Corp.	1,790	$141,249
Michael Kors Holdings, Ltd.(a)	2,760	118,625
The TJX Cos., Inc.	2,175	163,408
Wal-Mart Stores, Inc.	2,510	173,491
		596,773
Semiconductors (2.5%)
Applied Materials, Inc.	5,465	176,356
Intel Corp.	5,165	187,335
Lam Research Corp.	1,565	165,467
QUALCOMM, Inc.	3,135	204,402
		733,560
Software (2.4%)
Activision Blizzard, Inc.	4,860	175,495
CA, Inc.	5,085	161,550
Citrix Systems, Inc.(a)	2,230	199,161
Oracle Corp.	4,120	158,414
		694,620
Telecommunications (4.1%)
AT&T, Inc.	4,400	187,132
CenturyLink, Inc.	6,150	146,247
Cisco Systems, Inc.	6,610	199,754
Discovery Communications, Inc., Class A(a)	5,800	158,978
eBay, Inc.(a)	5,595	166,116
Juniper Networks, Inc.	6,190	174,929
Verizon Communications, Inc.	3,435	183,360
		1,216,516
Transportation (1.9%)
Cummins, Inc.	1,530	209,105
FedEx Corp.	975	181,545
United Rentals, Inc.(a)	1,555	164,177
		554,827
TOTAL COMMON STOCK (COST $15,796,641)		17,059,585

EXCHANGE TRADED FUNDS (4.0%)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	22,740	587,147
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	23,280	586,190
TOTAL EXCHANGE TRADED FUNDS (COST $1,154,621)		1,173,337

Schedule of Investments
CornerCap Balanced Fund	December 31, 2016 (Unaudited)

	Principal Amount	Fair Value
GOVERNMENT BOND (3.7%)
U.S. Treasury Inflation Indexed Bond, 1.375%, 01/15/2020	$ 281,044	$293,884
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	533,600	534,840
U.S. Treasury Inflation Indexed Bond, 0.625%, 01/15/2024	259,338	263,504
TOTAL GOVERNMENT BOND (COST $1,091,860)		1,092,228

CORPORATE BONDS (26.0%)
Auto Manufacturers (1.2%)
Ford Motor Co., 9.215%, 09/15/2021	275,000	342,842

Banks (3.1%)
Bank of America Corp., MTN, 4.750%, 08/15/2020	250,000	264,413
JPMorgan Chase & Co., 3.875%, 09/10/2024	300,000	303,185
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	336,945
		904,543
Biotechnology (1.0%)
Celgene Corp., 1.900%, 08/15/2017	300,000	300,947

Chemicals (0.9%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	272,500

Cosmetics & Personal Care (0.5%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	152,170

Diversified Financial Services (1.1%)
Fiserv, Inc., 4.750%, 06/15/2021	300,000	322,563

Electronics (2.0%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	291,151
Tech Data Corp., 3.750%, 09/21/2017	300,000	303,677
		594,828
Entertainment (0.9%)
International Game Technology, 7.500%, 06/15/2019	250,000	275,000

Food (1.1%)
Ingredion, Inc., 1.800%, 09/25/2017	325,000	325,395

Healthcare Services (0.9%)
Humana, Inc., 6.300%, 08/01/2018	250,000	267,633

Schedule of Investments
CornerCap Balanced Fund	December 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Insurance (1.4%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	$ 150,000	$163,446
WR Berkley Corp., 5.375%, 09/15/2020	230,000	246,292
		409,738
Oil & Gas (1.6%)
Statoil ASA, 6.700%, 01/15/2018	150,000	157,935
Valero Energy Corp., 9.375%, 03/15/2019	275,000	316,575
		474,510
Pharmaceuticals (2.3%)
Cardinal Health, Inc., 3.200%, 03/15/2023	320,000	322,545
Express Scripts Holding Co., 3.900%, 02/15/2022	325,000	337,711
		660,256
Real Estate Investment Trusts (1.0%)
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	293,979

Retail (3.9%)
Dillard's, Inc., 6.625%, 01/15/2018	275,000	286,558
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	451,413
Oshkosh Corp., 5.375%, 03/01/2022	100,000	104,000
Walgreen Co., 3.100%, 09/15/2022	305,000	304,617
		1,146,588
Software (1.1%)
CA, Inc., 5.375%, 12/01/2019	300,000	323,856

Telecommunications (0.9%)
AT&T, Inc., 5.000%, 03/01/2021	255,000	274,035

Transportation (1.1%)
American Airlines Group, Inc., 6.125%, 06/01/2018	300,000	312,375
TOTAL CORPORATE BONDS (COST $7,592,004)		7,653,758

MUNICIPAL BONDS (1.0%)
Kansas (0.5%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	152,491
Texas (0.5%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	150,365
TOTAL MUNICIPAL BONDS (COST $300,885)		302,856

Schedule of Investments
CornerCap Balanced Fund	December 31, 2016 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.5%)
U.S. Treasury Securities (1.5%)
U.S. Treasury Note, 2.000%, 02/15/2025	$ 435,000	$422,796
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $421,954)		422,796

	Shares	Fair Value
SHORT-TERM INVESTMENTS (7.9%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.373%	2,325,857	2,325,857
TOTAL SHORT-TERM INVESTMENTS (COST $2,325,857)		2,325,857

TOTAL INVESTMENTS (COST $28,683,822)	102.1%	$30,030,417

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)%	(608,110)

NET ASSETS	100.0%	$29,422,307

(a)	Non-income producing security.

Common Abbreviations:
ETF	Exchange Traded Fund
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Investments
CornerCap Small-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (99.3%)
Aerospace & Defense (1.0%)
Ducommun, Inc.(a)	22,657	$579,113
Moog, Inc., Class A(a)	8,745	574,371
		1,153,484
Apparel (0.5%)
Vista Outdoor, Inc.(a)	13,890	512,541

Auto Parts & Equipment (3.7%)
American Axle & Manufacturing Holdings, Inc.(a)	32,440	626,092
Cooper Tire & Rubber Co.	15,310	594,794
Cooper-Standard Holdings, Inc.(a)	4,840	500,359
Dana, Inc.	32,165	610,492
Federal-Mogul Holdings Corp.(a)	52,470	540,966
Supreme Industries, Inc., Class A	39,385	618,344
Tenneco, Inc.(a)	9,500	593,465
		4,084,512
Banks (13.4%)
BankUnited, Inc.	17,055	642,803
Camden National Corp.	12,785	568,293
Carolina Financial Corp.	20,510	631,503
Cathay General Bancorp	16,670	633,960
CenterState Banks, Inc.	21,935	552,104
Community Trust Bancorp, Inc.	13,321	660,722
Customers Bancorp, Inc.(a)	14,255	510,614
Enterprise Financial Services Corp.	13,735	590,605
Farmers National Banc Corp.	38,660	548,972
Fidelity Southern Corp.	21,280	503,698
Financial Institutions, Inc.	17,460	597,132
First Busey Corp.	20,690	636,838
First Internet Bancorp	18,120	579,840
Franklin Financial Network, Inc.(a)	12,275	513,709
Hanmi Financial Corp.	14,860	518,614
LegacyTexas Financial Group, Inc.	14,670	631,690
Preferred Bank/Los Angeles CA	11,770	616,983
QCR Holdings, Inc.	13,810	597,973
Republic Bancorp, Inc., Class A	13,825	546,640
Sierra Bancorp	22,340	594,021
TCF Financial Corp.	28,655	561,351
TriCo Bancshares	17,155	586,358
Valley National Bancorp	44,095	515,030
WesBanco, Inc.	11,795	507,893
Western Alliance Bancorp.(a)	11,265	548,718
Wintrust Financial Corp.	8,975	651,316
		15,047,380

Schedule of Investments
CornerCap Small-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Building Materials (1.9%)
Core Molding Technologies, Inc.(a)	29,535	$505,344
Global Brass & Copper Holdings, Inc.	16,995	582,929
Louisiana-Pacific Corp.(a)	26,465	500,982
Patrick Industries, Inc.(a)	6,740	514,262
		2,103,517
Chemicals (1.9%)
Cabot Corp.	10,100	510,454
Ferro Corp.(a)	37,445	536,587
Innophos Holdings, Inc.	10,280	537,233
Minerals Technologies, Inc.	7,190	555,427
		2,139,701
Coal Operations (0.5%)
Hallador Energy Co.	61,122	555,599

Commercial Services (6.4%)
American Public Education, Inc.(a)	17,620	432,571
BG Staffing, Inc.	23,375	364,650
CECO Environmental Corp.	9,765	136,222
Cross Country Healthcare, Inc.(a)	41,565	648,830
Heidrick & Struggles International, Inc.	25,505	615,946
HMS Holdings Corp.(a)	31,075	564,322
Navigant Consulting, Inc.(a)	21,615	565,881
Pitney Bowes, Inc.	33,410	507,498
Quad/Graphics, Inc.	19,230	516,902
Team Health Holdings, Inc.(a)	14,985	651,098
The Hackett Group, Inc.	34,435	608,122
TrueBlue, Inc.(a)	23,920	589,628
Vectrus, Inc.(a)	19,810	472,468
Willdan Group, Inc.(a)	22,005	497,093
		7,171,231
Computers (1.9%)
CACI International, Inc., Class A(a)	4,790	595,397
Convergys Corp.	18,260	448,466
PC Connection, Inc.(a)	20,640	579,777
Sykes Enterprises, Inc.(a)	16,745	483,261
		2,106,901
Distribution/Wholesale (0.8%)
Anixter International, Inc.(a)	7,775	630,164
Essendant, Inc.	15,310	319,979
		950,143
Diversified Financial Services (3.6%)
CBIZ, Inc.(a)	44,080	603,896

Schedule of Investments
CornerCap Small-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (3.6%)(continued)
Cohen & Steers, Inc.	15,395	$517,272
Evercore Partners, Inc., Class A	9,755	670,168
Federated Investors, Inc., Class B	16,995	480,619
GAIN Capital Holdings, Inc.	71,845	472,740
Houlihan Lokey, Inc.	16,505	513,636
Liberty Tax, Inc.	19,530	261,702
Marcus & Millichap, Inc.(a)	19,640	524,781
		4,044,814
Electric (1.9%)
ALLETE, Inc.	8,700	558,453
Avista Corp.	13,175	526,868
El Paso Electric Co.	11,610	539,865
NorthWestern Corp.	8,140	462,922
		2,088,108
Electrical Components & Equipment (1.1%)
Atkore International Group, Inc.(a)	23,000	549,930
EnerSys	8,245	643,934
		1,193,864
Electronics (2.9%)
Bel Fuse, Inc., Class B	18,075	558,517
Methode Electronics, Inc.	12,245	506,331
Plexus Corp.(a)	11,120	600,925
Sanmina Corp.(a)	15,315	561,294
Stoneridge, Inc.(a)	26,675	471,881
Tech Data Corp.(a)	5,785	489,874
		3,188,822
Engineering & Construction (1.9%)
Argan, Inc.	7,145	504,080
Comfort Systems USA, Inc.	15,580	518,814
EMCOR Group, Inc.	7,410	524,332
MasTec, Inc.(a)	16,545	632,846
		2,180,072
Food (2.2%)
Fresh Del Monte Produce, Inc.	8,230	498,985
Ingles Markets, Inc., Class A	10,475	503,847
SpartanNash Co.	13,602	537,823
SUPERVALU, Inc.(a)	79,470	371,125
United Natural Foods, Inc.(a)	11,800	563,096
		2,474,876
Forest Products & Paper (1.5%)
Domtar Corp.	12,745	497,437
KapStone Paper and Packaging Corp.	27,110	597,775
Schweitzer-Mauduit International, Inc.	13,135	598,037
		1,693,249

Schedule of Investments
CornerCap Small-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Hand & Machine Tools (0.5%)
Regal Beloit Corp.	8,455	$585,509

Healthcare Products (2.0%)
Globus Medical, Inc.(a)	24,880	617,273
Halyard Health, Inc.(a)	13,890	513,652
Natus Medical, Inc.(a)	15,285	531,918
OraSure Technologies, Inc.(a)	68,510	601,518
		2,264,361
Healthcare Services (2.7%)
Almost Family, Inc.(a)	11,730	517,293
Charles River Laboratories International, Inc.(a)	6,235	475,045
INC Research Holdings, Inc., Class A(a)	12,474	656,132
Kindred Healthcare, Inc.	42,040	330,014
LHC Group, Inc.(a)	12,130	554,341
LifePoint Health, Inc.(a)	8,515	483,652
		3,016,477
Home Builders (1.9%)
M/I Homes, Inc.(a)	21,595	543,762
MDC Holdings, Inc.	20,979	538,321
NCI Building Systems, Inc.(a)	30,370	475,291
Taylor Morrison Home Corp., Class A(a)	26,755	515,301
		2,072,675
Home Furnishings (0.5%)
American Woodmark Corp.(a)	7,265	546,691

Household Products (2.0%)
ACCO Brands Corp.(a)	50,715	661,831
Ennis, Inc.	24,975	433,316
Libbey, Inc.	30,825	599,855
Lifetime Brands, Inc.	30,955	549,451
		2,244,453
Insurance (5.9%)
Argo Group International Holdings, Ltd.	8,390	552,901
Aspen Insurance Holdings, Ltd.	9,620	529,100
Atlas Financial Holdings, Inc.(a)	31,030	560,091
Blue Capital Reinsurance Holdings, Ltd.	24,090	444,460
CNO Financial Group, Inc.	32,045	613,662
Crawford & Co., Class B	44,575	559,862
Essent Group, Ltd.(a)	17,085	553,041
Fidelity & Guaranty Life	16,845	399,227
Hallmark Financial Services, Inc.(a)	35,200	409,376
Heritage Insurance Holdings, Inc.	21,860	342,546
Maiden Holdings, Ltd.	35,900	626,455

Schedule of Investments
CornerCap Small-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Insurance (5.9%)(continued)
National General Holdings Corp.	21,040	$525,790
State National Cos., Inc.	36,130	500,762
		6,617,273
Internet (1.2%)
Bankrate, Inc.(a)	49,300	544,765
Perficient, Inc.(a)	25,170	440,223
Travelzoo, Inc.(a)	43,780	411,532
		1,396,520
Leisure Services (0.6%)
MCBC Holdings, Inc.(a)	44,240	645,019

Lodging (0.5%)
Extended Stay America, Inc.	35,545	574,052

Media (0.6%)
tronc, Inc.	48,820	677,133

Metal Fabricate & Hardware (0.9%)
Kaiser Aluminum Corp.	5,950	462,255
Worthington Industries, Inc.	11,170	529,905
		992,160
Mining (0.5%)
Tahoe Resources, Inc.	56,050	527,991

Miscellaneous Manufacturing (3.0%)
Barnes Group, Inc.	13,990	663,406
Columbus McKinnon Corp.	21,420	579,197
Crane Co.	8,455	609,774
Greif, Inc., Class A	9,145	469,230
Owens-Illinois, Inc.(a)	25,425	442,649
Park-Ohio Holdings Corp.	14,125	601,725
		3,365,981
Office Furnishings (1.5%)
Herman Miller, Inc.	15,845	541,899
Knoll, Inc.	20,595	575,218
Steelcase, Inc., Class A	33,395	597,771
		1,714,888
Oil & Gas (2.0%)
EP Energy Corp., Class A(a)	84,680	554,654
Evolution Petroleum Corp.	64,880	648,800
Gulfport Energy Corp.(a)	21,035	455,198
SM Energy Co.	15,840	546,163
		2,204,815

Schedule of Investments
CornerCap Small-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Oil & Gas Services (0.9%)
Gulf Island Fabrication, Inc.	34,235	$407,397
Matrix Service Co.(a)	28,875	655,462
		1,062,859
Pharmaceuticals (2.8%)
Nutraceutical International Corp.	17,190	600,790
Omega Protein Corp.(a)	19,570	490,229
PharMerica Corp.(a)	18,185	457,353
PRA Health Sciences, Inc.(a)	10,705	590,060
Prestige Brands Holdings, Inc.(a)	9,705	505,630
USANA Health Sciences, Inc.(a)	7,510	459,612
		3,103,674
Real Estate Investment Trusts (7.2%)
Care Capital Properties, Inc. REIT	17,120	428,000
CareTrust REIT, Inc.	27,130	415,632
Corporate Office Properties Trust REIT	13,660	426,465
Cousins Properties, Inc. REIT	52,720	448,647
DuPont Fabros Technology, Inc. REIT	10,295	452,259
First Potomac Realty Trust REIT	42,550	466,774
Gladstone Commercial Corp. REIT	21,800	438,180
Lexington Realty Trust REIT	38,645	417,366
Medical Properties Trust, Inc. REIT	32,810	403,563
National Storage Affiliates Trust REIT	20,610	454,863
One Liberty Properties, Inc. REIT	16,365	411,089
Outfront Media, Inc. REIT	16,975	422,168
Pennsylvania Real Estate Investment Trust REIT	17,310	328,198
PS Business Parks, Inc. REIT	3,480	405,490
Ramco-Gershenson Properties Trust REIT	25,080	415,826
RLJ Lodging Trust REIT	17,830	436,657
Sabra Health Care REIT, Inc.	18,920	462,026
Select Income REIT	14,800	372,960
Summit Hotel Properties, Inc. REIT	28,410	455,412
		8,061,575
Retail (5.6%)
Bloomin' Brands, Inc.	26,155	471,574
Caleres, Inc.	19,435	637,857
Chico's FAS, Inc.	41,630	599,056
DineEquity, Inc.	5,135	395,395
DSW, Inc., Class A	22,015	498,640
Express, Inc.(a)	31,980	344,105
Genesco, Inc.(a)	7,910	491,211
HSN, Inc.	11,170	383,131
Movado Group, Inc.	17,805	509,223
Office Depot, Inc.	95,000	429,400
Party City Holdco, Inc.(a)	29,580	420,036
Perry Ellis International, Inc.(a)	23,110	575,670

Schedule of Investments
CornerCap Small-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Retail (5.6%)(continued)
World Fuel Services Corp.	10,355	$475,398
		6,230,696
Savings & Loans (2.1%)
Berkshire Hills Bancorp, Inc.	17,725	653,166
Dime Community Bancshares, Inc.	25,455	511,646
First Defiance Financial Corp.	11,910	604,314
Flagstar Bancorp, Inc.(a)	20,460	551,192
		2,320,318
Semiconductors (1.5%)
Amkor Technology, Inc.(a)	45,520	480,236
IXYS Corp.	43,040	512,176
Semtech Corp.(a)	20,085	633,682
		1,626,094
Software (0.8%)
Lionbridge Technologies, Inc.(a)	78,230	453,734
MicroStrategy, Inc.(a)	2,455	484,617
		938,351
Telecommunications (2.7%)
Autobytel, Inc.(a)	33,530	450,979
DHI Group, Inc.(a)	68,555	428,469
Entercom Communications Corp., Class A	34,340	525,402
InterDigital, Inc.	6,830	623,920
NETGEAR, Inc.(a)	8,535	463,877
The Rubicon Project, Inc.(a)	71,850	533,127
		3,025,774
Transportation (1.8%)
Aaron's, Inc.	20,120	643,639
Malibu Boats, Inc., Class A(a)	28,015	534,526
McGrath RentCorp	15,755	617,438
Overseas Shipholding Group, Inc., Class A(a)	53,225	203,852
Roadrunner Transportation Systems, Inc.(a)	743	7,720
		2,007,175
Wholesale Distributors (0.5%)
ScanSource, Inc.(a)	14,495	584,873

TOTAL COMMON STOCK (COST $94,542,542)		111,096,201
TOTAL INVESTMENTS (COST $94,542,542)	99.3%	$111,096,201
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.7%	796,289
NET ASSETS	100.0%	$11,892,490
(a)	Non-income producing security.

Common Abbreviations:
REIT	Real Estate Investment Trust

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (94.8%)
Aerospace & Defense (0.9%)
United Technologies Corp.	1,780	$195,124

Auto Manufacturers (1.0%)
General Motors Co.	5,975	208,169

Auto Parts & Equipment (0.8%)
Honeywell International, Inc.	1,565	181,305

Banks (10.3%)
Capital One Financial Corp.	2,460	214,610
Citigroup, Inc.	3,455	205,331
Fifth Third Bancorp	7,865	212,119
Huntington Bancshares, Inc.	18,320	242,191
JPMorgan Chase & Co.	2,890	249,378
State Street Corp.	2,620	203,626
SunTrust Banks, Inc.	4,465	244,905
The Bank of New York Mellon Corp.	4,355	206,340
U.S. Bancorp	4,280	219,864
Wells Fargo & Co.	4,120	227,053
		2,225,417
Biotechnology (2.5%)
Amgen, Inc.	1,320	192,997
Biogen, Inc.(a)	655	185,745
Gilead Sciences, Inc.	2,170	155,394
		534,136
Building Materials (2.6%)
DR Horton, Inc.	6,400	174,912
Lennar Corp., Class A	4,470	191,897
The Home Depot, Inc.	1,490	199,779
		566,588
Chemicals (2.8%)
Celanese Corp., Class A	2,950	232,283
Eastman Chemical Co.	2,460	185,016
LyondellBasell Industries NV, Class A	2,260	193,863
		611,162
Commercial Services (1.0%)
FleetCor Technologies, Inc.(a)	1,455	205,912

Computers (4.6%)
Accenture PLC, Class A	1,625	190,336
Apple, Inc.	1,830	211,951

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Computers (4.6%)(continued)
Cognizant Technology Solutions Corp., Class A(a)	3,775	$211,513
NetApp, Inc.	5,815	205,095
Xerox Corp.	19,255	168,096
		986,991
Diversified Financial Services (5.8%)
Alliance Data Systems Corp.	875	199,937
Ally Financial, Inc.	8,130	154,633
American Express Co.	2,810	208,165
Discover Financial Services	3,190	229,967
Raymond James Financial, Inc.	2,995	207,464
Synchrony Financial	6,865	248,993
		1,249,159
Electric (1.8%)
Corning, Inc.	8,410	204,110
FirstEnergy Corp.	5,810	179,936
		384,046
Food (3.7%)
Campbell Soup Co.	3,050	184,433
Dr. Pepper Snapple Group, Inc.	2,445	221,688
Sysco Corp.	3,810	210,960
The J.M. Smucker Co.	1,375	176,083
		793,164
Forest Products & Paper (1.0%)
International Paper Co.	4,035	214,097

Hand & Machine Tools (1.8%)
Snap-on, Inc.	1,200	205,524
Stanley Black & Decker, Inc.	1,550	177,770
		383,294
Healthcare Products (1.8%)
Thermo Fisher Scientific, Inc.	1,365	192,602
Zimmer Biomet Holdings, Inc.	1,830	188,856
		381,458
Healthcare Services (4.2%)
Aetna, Inc.	1,725	213,917
Centene Corp.(a)	3,095	174,899
HCA Holdings, Inc.(a)	2,185	161,734
Laboratory Corp. of America Holdings(a)	1,535	197,063
Universal Health Services, Inc., Class B	1,530	162,761
		910,374
Household Products (1.0%)
Whirlpool Corp.	1,160	210,853

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Insurance (7.6%)
Aflac, Inc.	2,755	$191,748
Chubb, Ltd.	1,620	214,034
CNA Financial Corp.	5,215	216,423
Everest Re Group, Ltd.	940	203,416
Lincoln National Corp.	3,240	214,715
Principal Financial Group, Inc.	3,500	202,510
Prudential Financial, Inc.	1,990	207,079
The Travelers Cos., Inc.	1,655	202,605
		1,652,530
Leisure Time (0.9%)
Carnival Corp.	3,835	199,650

Lodging (0.8%)
Wyndham Worldwide Corp.	2,360	180,233

Mining (1.0%)
Newmont Mining Corp.	6,475	220,603

Miscellaneous Manufacturing (1.9%)
Eaton Corp. PLC	2,920	195,903
Ingersoll-Rand PLC	2,920	219,117
		415,020
Oil & Gas (6.9%)
Cabot Oil & Gas Corp.	8,695	203,115
Chevron Corp.	1,890	222,453
Diamondback Energy, Inc.(a)	1,865	188,477
Exxon Mobil Corp.	2,188	197,489
Marathon Oil Corp.	11,925	206,422
Marathon Petroleum Corp.	4,685	235,889
Valero Energy Corp.	3,340	228,189
		1,482,034
Packaging & Containers (0.9%)
Sealed Air Corp.	4,240	192,242

Pharmaceuticals (6.0%)
AbbVie, Inc.	3,000	187,860
AmerisourceBergen Corp.	2,265	177,100
Cardinal Health, Inc.	2,465	177,406
Express Scripts Holding Co.(a)	2,765	190,205
McKesson Corp.	1,145	160,815
Merck & Co., Inc.	3,510	206,634
Pfizer, Inc.	5,990	194,555
		1,294,575

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	December 31, 2016 (Unaudited)

	Shares	Fair Value
Retail (3.3%)
CVS Health Corp.	2,120	$167,289
Michael Kors Holdings, Ltd.(a)	3,670	157,737
The TJX Cos., Inc.	2,705	203,227
Wal-Mart Stores, Inc.	2,680	185,241
		713,494
Semiconductors (3.5%)
Applied Materials, Inc.	6,330	204,269
Intel Corp.	5,030	182,438
Lam Research Corp.	1,700	179,741
QUALCOMM, Inc.	2,975	193,970
		760,418
Software (3.4%)
Activision Blizzard, Inc.	5,105	184,342
CA, Inc.	5,940	188,714
Citrix Systems, Inc.(a)	2,140	191,123
Oracle Corp.	4,620	177,639
		741,818
Telecommunications (8.3%)
AT&T, Inc.	4,740	201,592
CBS Corp., Class B	3,610	229,668
CenturyLink, Inc.	7,070	168,125
Cisco Systems, Inc.	6,235	188,422
Comcast Corp., Class A	2,425	167,446
Discovery Communications, Inc., Class A(a)	7,745	212,291
eBay, Inc.(a)	6,620	196,548
Juniper Networks, Inc.	7,970	225,232
Verizon Communications, Inc.	3,985	212,719
		1,802,043
Transportation (2.7%)
Cummins, Inc.	1,610	220,039
FedEx Corp.	890	165,718
United Rentals, Inc.(a)	1,970	207,992
		593,749
TOTAL COMMON STOCK (COST $19,018,703)		20,489,658

SHORT-TERM INVESTMENTS (3.7%)
Federated Treasury Obligations Money Market Fund, 7 Day Yield 0.373%	814,516	814,516

TOTAL SHORT-TERM INVESTMENTS (COST $814,516)		814,516

TOTAL INVESTMENTS (COST $19,833,219)	98.5%	$21,304,174

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.5%	314,731

NET ASSETS	100.0%	$21,618,905
(a)	Non-income producing security.

Common Abbreviations:
PLC	Public Limited Company

Notes to Financial Statements
December 31, 2016 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the "Funds") was organized on January 6, 1986 as a Massachusetts Business Trust (the "Trust") and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund and CornerCap Small‐Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid‐Cap Value Fund's investment objective is to obtain capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company's net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies ("RICs") under the provisions of Subchapter M of the Internal Revenue Code of 1986 ("Code"), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2013-2015 and as of and during the period ended December 31, 2016, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Significant unobservable prices or inputs (including each Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2016:

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$17,059,585	$-	$-	$17,059,585
Exchange Traded Funds	1,173,337	-	-	1,173,337
Government Bonds	-	1,092,228	-	1,092,228
Corporate Bonds	-	7,653,758	-	7,653,758
Municipal Bonds	-	302,856	-	302,856
U.S. Government & Agency Obligations	-	422,796	-	422,796
Short-Term Investments	2,325,857	-	-	2,325,857
Total	$20,558,779	$9,471,638	$-	$30,030,417

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$111,096,201	$-	$-	$111,096,201
Total	$111,096,201	$-	$-	$111,096,201

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$20,489,658	$-	$-	$20,489,658
Short-Term Investments	814,516	-	-	814,516
Total	$21,304,174	$-	$-	$21,304,174

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.
For the period ended December 31, 2016, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.
The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2016, were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,825,700	$19,368,511	$1,994,761
Gross unrealized depreciation (excess of tax cost over value)	(479,105)	(2,814,852)	(523,806)
Net unrealized appreciation	$1,346,595	$16,553,659	$1,470,955
Cost of investments for income tax purposes	$28,683,822	$94,542,542	$19,833,219

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.
 (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	February 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	February 6, 2017